Reverse Recapitalization (Details) $ / shares in Units, $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 05, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 06, 2021 $ / shares shares
Reverse Recapitalization [Line Items]
Common stock par value (in usd per share) | $ / shares		$ 0.00001
Conversion ratio					1
Proceeds from Reverse Recapitalization, net | $	$ 302,600	$ 302,638	$ 0	$ 0
Cash proceeds | $	144,000
PIPE financing | $	77,500
FPA financing | $	122,500
Proceeds from fees related to reverse recapitalization | $	41,400
Payments of Reverse Recapitalization costs | $	$ 7,900	7,937	$ 0	$ 0
Percent of combined voting rights	90.80%
Percent of consolidated net earnings (loss)					49.7
Transaction cost | $		700
Reduction to additional paid-In capital | $		$ 8,400
Class A Ordinary Shares
Reverse Recapitalization [Line Items]
Common stock par value (in usd per share) | $ / shares					$ 0.0001
Class A Common Stock
Reverse Recapitalization [Line Items]
Common stock par value (in usd per share) | $ / shares		$ 0.00001	$ 0.00001		$ 0.00001
Common stock outstanding (in shares)		214,793,795	0		214,793,795
Effects of Reverse Recapitalization, net (in shares)	175,598,739
Percent of combined voting rights	50.30%
Percent of economic interest	100
Class A Common Stock | Blocker Holders
Reverse Recapitalization [Line Items]
Shares issued in transaction (in shares)		173,898,818
Class A Common Stock | Existing VH Holders
Reverse Recapitalization [Line Items]
Shares issued in transaction (in shares)	1,699,921
Class A Common Stock | PIPE Investors
Reverse Recapitalization [Line Items]
Shares issued in transaction (in shares)	8,157,896
Class A Common Stock | FPA Investors
Reverse Recapitalization [Line Items]
Shares issued in transaction (in shares)	12,763,688
Class F Ordinary Shares
Reverse Recapitalization [Line Items]
Common stock par value (in usd per share) | $ / shares					$ 0.0001
Class F Common Stock
Reverse Recapitalization [Line Items]
Common stock par value (in usd per share) | $ / shares					0.00001
Class G Ordinary Shares
Reverse Recapitalization [Line Items]
Common stock par value (in usd per share) | $ / shares					0.0001
Class G Common Stock
Reverse Recapitalization [Line Items]
Common stock par value (in usd per share) | $ / shares		$ 0.00001			$ 0.00001
Conversion ratio					1
Common stock outstanding (in shares)		6,333,333
Conversion of stock (in shares)	8,226,848
Class B Common Stock
Reverse Recapitalization [Line Items]
Common stock par value (in usd per share) | $ / shares		$ 0.00001	$ 0.00001		$ 0.00001
Conversion ratio					1
Common stock outstanding (in shares)		212,751,977	0
Effects of Reverse Recapitalization, net (in shares)	212,393,793